Segment Information - Income and Capital Expenditure Information Regarding Operating Segments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenues	€ 52,008	€ 52,036	€ 54,916
Other operating income and expenses	424	510	716
Depreciation and amortization	(9,396)	(9,649)	(9,704)
OPERATING INCOME	6,791	5,469	3,525
Previously stated
Disclosure of operating segments [line items]
Revenues		52,036
Other companies and eliminations
Disclosure of operating segments [line items]
Revenues	948	1,188	1,342
External revenues	1,499	1,846	1,887
Other operating income and expenses	(902)	(1,129)	(2,165)
OIBDA	46	59	(823)
Depreciation and amortization	(288)	(307)	(325)
OPERATING INCOME	(242)	(248)	(1,148)
Capital expenditures (CapEx)	333	286	356
Other companies and eliminations | Previously stated
Disclosure of operating segments [line items]
Revenues		1,283
External revenues		1,940
Other operating income and expenses		(1,326)
OIBDA		(43)
Depreciation and amortization		(290)
OPERATING INCOME		(333)
Capital expenditures (CapEx)		291
Inter-segment eliminations
Disclosure of operating segments [line items]
Revenues	(551)	(658)	(545)
Inter-segment eliminations | Previously stated
Disclosure of operating segments [line items]
Revenues		(657)
Telefónica Spain | Operating segments
Disclosure of operating segments [line items]
Revenues	12,653	12,815	12,402
External revenues	12,364	12,512	12,194
Other operating income and expenses	(7,701)	(8,412)	(10,066)
OIBDA	4,952	4,403	2,336
Depreciation and amortization	(1,688)	(1,827)	(1,898)
OPERATING INCOME	3,264	2,576	438
Capital expenditures (CapEx)	1,683	1,852	1,827
Telefónica Spain | Operating segments | Previously stated
Disclosure of operating segments [line items]
Revenues		12,713
External revenues		12,410
Other operating income and expenses		(8,246)
OIBDA		4,467
Depreciation and amortization		(1,830)
OPERATING INCOME		2,637
Capital expenditures (CapEx)		1,847
Telefónica Spain | Inter-segment eliminations
Disclosure of operating segments [line items]
Revenues	289	303	208
Telefónica Spain | Inter-segment eliminations | Previously stated
Disclosure of operating segments [line items]
Revenues		303
Telefónica United Kingdom | Operating segments
Disclosure of operating segments [line items]
Revenues	6,540	6,861	7,837
External revenues	6,505	6,821	7,787
Other operating income and expenses	(4,901)	(5,152)	(5,908)
OIBDA	1,639	1,709	1,929
Depreciation and amortization	(1,047)	(1,090)	(1,196)
OPERATING INCOME	592	619	733
Capital expenditures (CapEx)	827	931	883
Telefónica United Kingdom | Operating segments | Previously stated
Disclosure of operating segments [line items]
Revenues		6,861
External revenues		6,822
Other operating income and expenses		(5,152)
OIBDA		1,709
Depreciation and amortization		(1,090)
OPERATING INCOME		619
Capital expenditures (CapEx)		931
Telefónica United Kingdom | Inter-segment eliminations
Disclosure of operating segments [line items]
Revenues	35	40	50
Telefónica United Kingdom | Inter-segment eliminations | Previously stated
Disclosure of operating segments [line items]
Revenues		39
Telefónica Germany | Operating segments
Disclosure of operating segments [line items]
Revenues	7,296	7,503	7,888
External revenues	7,252	7,460	7,874
Other operating income and expenses	(5,475)	(5,732)	(6,030)
OIBDA	1,821	1,771	1,858
Depreciation and amortization	(1,954)	(2,200)	(2,128)
OPERATING INCOME	(133)	(429)	(270)
Capital expenditures (CapEx)	951	1,107	2,230
Telefónica Germany | Operating segments | Previously stated
Disclosure of operating segments [line items]
Revenues		7,503
External revenues		7,460
Other operating income and expenses		(5,709)
OIBDA		1,794
Depreciation and amortization		(2,211)
OPERATING INCOME		(417)
Capital expenditures (CapEx)		1,108
Telefónica Germany | Inter-segment eliminations
Disclosure of operating segments [line items]
Revenues	44	43	14
Telefónica Germany | Inter-segment eliminations | Previously stated
Disclosure of operating segments [line items]
Revenues		43
Telefónica Brazil
Disclosure of operating segments [line items]
Other operating income and expenses			98
Telefónica Brazil | Operating segments
Disclosure of operating segments [line items]
Revenues	12,019	11,090	11,060
External revenues	11,994	11,060	11,027
Other operating income and expenses	(7,828)	(7,388)	(7,487)
OIBDA	4,191	3,702	3,573
Depreciation and amortization	(2,228)	(2,036)	(1,916)
OPERATING INCOME	1,963	1,666	1,657
Capital expenditures (CapEx)	2,225	2,137	2,105
Telefónica Brazil | Operating segments | Previously stated
Disclosure of operating segments [line items]
Revenues		11,097
External revenues		11,067
Other operating income and expenses		(7,383)
OIBDA		3,714
Depreciation and amortization		(2,038)
OPERATING INCOME		1,676
Capital expenditures (CapEx)		2,138
Telefónica Brazil | Inter-segment eliminations
Disclosure of operating segments [line items]
Revenues	25	30	33
Telefónica Brazil | Inter-segment eliminations | Previously stated
Disclosure of operating segments [line items]
Revenues		30
Telefónica Hispanoamérica | Operating segments
Disclosure of operating segments [line items]
Revenues	12,552	12,579	14,387
External revenues	12,394	12,337	14,147
Other operating income and expenses	(9,014)	(9,105)	(10,031)
OIBDA	3,538	3,474	4,356
Depreciation and amortization	(2,191)	(2,189)	(2,241)
OPERATING INCOME	1,347	1,285	2,115
Capital expenditures (CapEx)	2,678	2,615	3,060
Telefónica Hispanoamérica | Operating segments | Previously stated
Disclosure of operating segments [line items]
Revenues		12,579
External revenues		12,337
Other operating income and expenses		(9,102)
OIBDA		3,477
Depreciation and amortization		(2,190)
OPERATING INCOME		1,287
Capital expenditures (CapEx)		2,613
Telefónica Hispanoamérica | Inter-segment eliminations
Disclosure of operating segments [line items]
Revenues	158	242	240
Telefónica Hispanoamérica | Inter-segment eliminations | Previously stated
Disclosure of operating segments [line items]
Revenues		242
Telefonica, S.A.
Disclosure of operating segments [line items]
Revenues	52,008	52,036	54,916
External revenues	52,008	52,036	54,916
Other operating income and expenses	(35,821)	(36,918)	(41,687)
OIBDA	16,187	15,118	13,229
Depreciation and amortization	(9,396)	(9,649)	(9,704)
OPERATING INCOME	6,791	5,469	3,525
Capital expenditures (CapEx)	€ 8,697	8,928	€ 10,461
Telefonica, S.A. | Previously stated
Disclosure of operating segments [line items]
Revenues		52,036
External revenues		52,036
Other operating income and expenses		(36,918)
OIBDA		15,118
Depreciation and amortization		(9,649)
OPERATING INCOME		5,469
Capital expenditures (CapEx)		€ 8,928